Future Scheduled Repayments (Parenthetical) (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
Prepaid debt issuance costs	$ 24,034
2017-2 Bonds
Debt Instrument [Line Items]
Debt instrument exclude an unamortized discount	$ 75